Related Party Transactions (Details) - USD ($)				1 Months Ended			5 Months Ended	9 Months Ended		12 Months Ended		13 Months Ended
	Aug. 18, 2020	Aug. 12, 2020	Aug. 12, 2020	Nov. 16, 2020	Aug. 24, 2020	Aug. 18, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 19, 2021	Oct. 19, 2020	Oct. 14, 2020
Related Party Transactions (Details) [Line Items]
Shares forfeited (in Shares)				431,250
Founder shares percentage				20.00%
Price per unit (in Dollars per share)							$ 10.15			$ 10.15
Gross proceeds								$ 3,105,000
Additional paid in capital
Note payable													$ 71,000
Working capital							$ 1,500,000
Founder shares (in Shares)					2,875,000
Loan borrowed	$ 71,000					$ 71,000
Ambulnz, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Additional paid in capital							142,346,852	143,289,262		$ 142,346,852	$ 141,659,780
Note payable							1,258,851	1,536,636		1,258,851	1,316,408
Medical supplies amount								236,937	$ 73,631	148,276	30,417
Subcontractor payments								592,417	546,676	1,044,120
Accounts payable							1,125,522	1,069,026		1,125,522	$ 529,205
Commission payments								132,414	$ 0
Account payable							$ 5,169	$ 34,342		$ 5,169
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Loan to cover expenses	$ 150,000					$ 150,000
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Purchase of warrants (in Shares)							2,533,333	2,533,333
Price per unit (in Dollars per share)							$ 1.5			$ 1.5
Gross proceeds							$ 3,800,000,000,000
Warrant liability							2,052,000
Additional paid in capital							$ 1,748,000			$ 1,748,000
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Purchase of warrants (in Shares)								2,533,333
Warrants price (in Dollars per share)								$ 1.5
Gross proceeds								$ 3,800,000
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Offering costs		$ 25,000	$ 25,000
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)							$ 0.0001	$ 0.0001		$ 0.0001
Shares surrendered (in Shares)														431,250
Common stock, shares outstanding (in Shares)							2,875,000			2,875,000
Shares forfeited (in Shares)				431,250
Shares surrendered (in Shares)														431,250
Class B Common Stock [Member] | Ambulnz, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)
Common stock, shares outstanding (in Shares)							55,008	55,008		55,008	55,008
Class B Common Stock [Member] | Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Purchase of warrants (in Shares)		3,737,500	3,737,500
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Class A Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Purchase of warrants (in Shares)												11,500,000
Common stock, par value (in Dollars per share)							$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares outstanding (in Shares)							0			0
Common Stock Equal or Exceeds Percentage (in Dollars per share)							$ 12	12
Price per unit (in Dollars per share)							11.5			$ 11.5
Price per unit (in Dollars per share)								11.5
Class A Common Stock [Member] | Ambulnz, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)
Common stock, shares outstanding (in Shares)							35,497	35,497		35,497	35,497
Accounts Payable [Member] | Ambulnz, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Accounts payable							$ 5,169			$ 5,169	$ 1,051
Maximum [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)				3,306,250
Maximum [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)				3,306,250										3,737,500
Minimum [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)				2,875,000
Minimum [Member] | Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)				2,875,000										3,306,250
Warrant [Member] | Post Business Combination Entity [Member]
Related Party Transactions (Details) [Line Items]
Business combination price (in Dollars per share)							$ 1.5			$ 1.5